Capital Commitments – Property. Plant and Equipment (Details Narrative) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Capital commitments	$ 0	$ 0